Consolidated Statement of Stockholders Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Jul. 31, 2009	$ 5,000	$ 20,000	$ (19,525)		$ 5,475
Beginning Balance (Shares) at Jul. 31, 2009	5,000,000
Common stock issued for cash	$ 3,000	27,000			30,000
Common stock issued for cash (Shares)	3,000,000
Common stock issued					$ 30,000
Common stock issued (Shares)					3,000,000
Net income			(24,141)		$ (24,141)
Ending Balance at Jul. 31, 2010	$ 8,000	47,000	(43,666)		11,334
Ending Balance (Shares) at Jul. 31, 2010	8,000,000
Net income			(18,818)		(18,818)
Ending Balance at Jul. 31, 2011	$ 8,000	47,000	(62,484)		(7,484)
Ending Balance (Shares) at Jul. 31, 2011	8,000,000
Sale of Goa Excursion		20,460			20,460
Donated rent		1,500			1,500
Net income			(30,944)		(30,944)
Ending Balance at Jul. 31, 2012	$ 8,000	68,960	(93,428)		(16,468)
Ending Balance (Shares) at Jul. 31, 2012	8,000,000
Contribution from shareholders		1,629,983			1,629,983
Donated rent		6,000			6,000
Other comprehensive income				$ 472	472
Net income			87,589		87,589
Ending Balance at Jul. 31, 2013	$ 8,000	1,704,943	(181,017)	472	1,532,398
Ending Balance (Shares) at Jul. 31, 2013	8,000,000
Common stock issued	$ 317,000
Common stock issued (Shares)	317,000,000
Common stock issued for the acquisition of Sanhe	$ 273,042	(273,042)
Common stock issued for the acquisition of Sanhe (Shares)	273,042,000
Contribution from shareholders		8,013,774			8,013,774
Donated rent		6,000			6,000
Other comprehensive income				7,552	7,552
Net income			(681,194)		(681,194)
Ending Balance at Jul. 31, 2014	$ 598,042	9,451,675	(862,211)	8,024	8,878,530
Ending Balance (Shares) at Jul. 31, 2014	598,042,000
Donated rent		6,000			6,000
Cancellation of issued shares	$ (7,000)
Cancellation of issued shares (Shares)	(7,000,000)
Other comprehensive income				7,492	7,492
Net income			657,460		657,460
Ending Balance at Jul. 31, 2015	$ 591,042	$ 9,457,675	$ (204,751)	$ 15,516	$ 9,549,482
Ending Balance (Shares) at Jul. 31, 2015	591,042,000